Research, development, sales, marketing and administrative expenses	12 Months Ended
Dec. 31, 2021
Research, development, sales, marketing and administrative expenses
Research, development, sales, marketing and administrative expenses

Note 5 - Research, development, sales, marketing and administrative expenses

   Accounting policies

Research expenses comprise salaries, share-based compensation, contributions to pension schemes and other expenses, including patent expenses, as well as depreciation and amortization directly attributable to the Group’s research activities. Research expenses are recognized in the income statement as incurred.

Development expenses comprise salaries, share-based compensation, contributions to pension schemes and other expenses, including depreciation and amortization, directly attributable to the Group’s devel-opment activities. Development expenses are recognized in the income statement as incurred, except where the capitalization criteria are met.

No indirect costs that are not directly attributable to research and development activities are included in the disclosure of research and development expenses recognized in the income statement. Overhead expenses have been allocated to research and development or administrative expenses based on the number of employees in each department, determined according to the respective employees’ associat-ed undertakings.

Research and development expenses

A development project involves a single product candidate undergoing a large number of tests to demonstrate its safety profile and its effect on human beings, prior to obtaining the necessary final approval for the product from the appropriate authorities. The future economic benefits associated with the individual development projects are dependent on obtaining such approval. Considering the signif-icant risk and duration of the development period for biological products, Management has concluded that whether the intangible asset will generate probable future economic benefits cannot be estimated with sufficient certainty until the project has been finalized and the necessary final regulatory approval of the product has been obtained. Accordingly, Zealand has not recognized such assets at this time, and all research and development expenses are therefore recognized in the income statement when incurred.

Capitalization of development costs assumes that, in the Group’s opinion, the development of the technology or the product has been completed, all necessary regulatory and public registrations and marketing approvals have been received, and expenses can be reliably measured. Furthermore, it must be established that the technology or the product can be commercialized and that the future income from the product can cover not only the production, selling and administrative expenses but also development expenses. Zealand has not capitalized any development expenses in 2021, 2020 or 2019.

DKK thousand	2021	2020	2019
Staff costs, cf. note 7	-239,512	-204,210	-178,089
Depreciation and impairment losses, property, plant and equipment and right-of-use assets, cf. note 13-15	-20,636	-17,417	-4,422
Other external research and development costs	-328,305	-382,454	-378,912
Total research and development costs	-588,453	-604,081	-561,423

Note 5 - Research, development, sales, marketing and administrative expenses (continued)

Sale and Marketing expenses

Sales and marketing expenses include expenses for sales personnel and expenses related to company premises in the US used for sales activities. Other significant expenses include product demonstration samples, trade show expenses, professional fees for our contracted customer support center and other consultants, insurance, facilities and information technology expenses. Overhead expenses have been allocated to sales and marketing expenses according to the number of employees in each department, based on the respective employees’ associated undertakings.

DKK thousand	2021	2020	2019
Staff costs, cf. note 7	-145,245	-130,568	0
Depreciation and impairment losses, property, plant and equipment and right-of-use assets, cf. note 13-15	-92	-640	0
Other external sale and marketing costs	-229,932	-154,048	0
Total Sale and Marketing expenses	-375,269	-285,256	0

Administrative expenses

Administrative expenses include expenses for administrative personnel, expenses related to compa-ny premises, depreciation on tangible assets and right-of-use assets, investor relations, etc. Overhead expenses have been allocated to research and development or administrative expenses according to the number of employees in each department, based on the respective employees’ associated undertakings.

DKK thousand	2021	2020	2019
Staff costs, cf. note 7	-127,630	-78,639	-40,141
Depreciation and impairment losses, property, plant and equipment and right-of-use assets, cf. note 13-15	-4,390	-5,042	0
Other external administrative costs	-128,967	-119,089	-27,740
Total Administrative expenses	-260,987	-202,770	-67,881